INCOME TAXES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax expense
Current			$ 853,819	$ 900,288	$ 1,962,873
Deferred			43,864	(41,291)	(319,200)
Income Tax Expense (Benefit), Total	1,000	293,000	897,683	858,997	1,643,673
Valuation allowance			0	0
Deferred tax assets
Allowance for loan losses			2,069,640	1,875,345
Other real estate owned			538,175	518,265
Nonaccrual loan interest			29,542	117,991
Accrued pension			319,314	330,783
Accrued expenses			161,500	214,880
Unrealized loss on securities				2,640,761
Other			76,427	71,566
Deferred tax liabilities
Unrealized gain on securities			(407,487)
Bank premises and equipment			(1,189,944)	(1,061,101)
FHLB stock			(1,193,642)	(1,343,242)
Prepaid expenses			(281,930)	(78,914)
Mortgage servicing rights			(410,968)	(456,922)
Core deposit intangibles			(60,180)	(103,360)
Low income housing investments			(166,844)	(148,470)
Other			(138,175)	(140,042)
Net deferred tax asset (liability)			$ (654,572)	$ 2,437,540